DFA Short-Duration Real Return Portfolio
DFA Short-Duration Real Return Portfolio
INVESTMENT OBJECTIVE
The investment objective of the DFA Short-Duration Real Return Portfolio (the "Short-Duration Real Return Portfolio" or the "Portfolio") is to seek inflation protection and maximize total returns.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Short-Duration Real Return Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	DFA Short-Duration Real Return Portfolio Institutional Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DFA Short-Duration Real Return Portfolio Institutional Class
Management Fee		0.20%
Other Expenses	[1]	0.11%
Acquired Fund Fees and Expenses	[2]	0.21%
Total Annual Fund Operating Expenses		0.52%
Fee Waiver and/or Expense Reimbursement	[3]	0.28%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.24%
[1]	The Short-Duration Real Return Portfolio is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the first full fiscal year.
[2]	Represents the amount of fees and expenses anticipated to be incurred by the Short-Duration Real Return Portfolio through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the first full fiscal year.
[3]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.20% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor (the "Underlying Funds"). In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.24% of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2015, and may not be terminated by the Advisor prior to that date. At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, described above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Example
This Example is meant to help you compare the cost of investing in the Short-Duration Real Return Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Short-Duration Real Return Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years
DFA Short-Duration Real Return Portfolio Institutional Class	25	138

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect Portfolio's performance. The Portfolio does not pay transaction costs when buying and selling share of other mutual funds (the "Underlying Funds"); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. Because Portfolio is new, information about portfolio turnover rate is not yet available.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the "Advisor") believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

             The Short-Duration Real Return Portfolio pursues its investment objective by investing directly or through other mutual funds managed by the Advisor in a combination of debt securities, including inflation-protected securities, and derivative instruments. At inception, the Portfolio will invest a substantial portion of its assets in the DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio and DFA One-Year Fixed Income Portfolio (the "Underlying Funds"), but it is contemplated that the Portfolio will also purchase securities, including inflation-protected securities, and derivative instruments directly.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area; otherwise, the Portfolio will focus investment in the short-term range of the eligible maturity range. The Short-Duration Real Return Portfolio will maintain an average portfolio duration of three years or less. The fixed income securities in which the Short-Duration Real Return Portfolio directly or indirectly invests are considered investment grade at the time or purchase.

The Short-Duration Real Return Portfolio may invest directly or through its investment in the Underlying Funds in inflation protected securities, obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations.

The Short-Duration Real Return Portfolio may enter into swaps, such as inflation swaps, to seek inflation protection. The Portfolio and certain Underlying Funds also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio's total return. The Portfolio and certain Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts, for non-hedging purposes as a substitute for direct investment or to allow the Portfolio or an Underlying Fund to remain fully invested while maintaining the liquidity required to pay redemptions. The Portfolio and certain Underlying Funds may use forward foreign currency contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

             The Short-Duration Real Return Portfolio and each Underlying Fund may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio and each Underlying Fund will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies ("banking industry securities") when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange ("NYSE") is open for trading. See the section entitled "Investments in the Banking Industry" below for additional information.

The Short-Duration Real Return Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Short-Duration Real Return Portfolio may invest as of the date of this Prospectus is described in the Portfolio's Prospectus in the section entitled "ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES."
PRINCIPAL RISKS
Fund of Funds Risk: The investment performance of the Short-Duration Real Return Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor's decisions regarding the allocation of the Portfolio's assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund that underperforms other funds. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds' investments. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. The risks listed below for the Portfolio include both the risks associated with direct investment in securities by the Portfolio and indirect investment in securities through the Portfolio's investment in the Underlying Funds.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the Short-Duration Real Return Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity's debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in "real" interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the Portfolio's performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by the Portfolio may not pay any income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio's value. If interest rates rise due to reasons other than inflation, the Portfolio's investment in these securities may not be protected to the extent that the increase is not reflected in the securities' inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause the Portfolio's income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Portfolio to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank's borrowers and the borrowers' failure to repay their loans can adversely affect the bank's financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Derivatives Risk: Derivatives are instruments, such as swaps, futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Portfolio or the Underlying Funds use derivatives, the Short-Duration Real Return Portfolio will be exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or an Underlying Fund could lose more than the principal amount invested. Additional risks are associated with the use of credit default swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement).

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.
PERFORMANCE
Performance information is not available for the Short-Duration Real Return Portfolio because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.